                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Graham Partners, LP
Address: 200 Park Ave.
         39th Floor
         New York, NY 10166-0005

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Craig Pappalardo
Title: Client Service Representative
Phone: 212-251-3137

Signature, Place, and Date of Signing:

 /s/ Craig Pappalardo             New York, NY               5-13-03
----------------------           --------------             ---------
     [Signature]                  [City, State]               [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28-__________________          _____________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: 77,708
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number              Name

______  28-_____________________________  _____________________________________


[Repeat as necessary.]

03/31/2003
ABN AMRO SECURITIES LLC        1        FORM 13F
                                        Graham Partners

  ITEM 1                ITEM 2       ITEM 3      ITEM 4        ITEM 5           ITEM 6            ITEM 7           ITEM 8
-----------        --------------  ---------  ------------  ------------ ----------------------  -------- -------------------------
                                                 FAIR                                                         VOTING AUTHORITY
                                                MARKET        SHRS OR         INVEST. DISC.               -------------------------
 NAME OF ISSUER    TITLE OF CLASS   CUSIP #      VALUE        PRN AMT     SOLE   SHARED  OTHER   MANAGERS   SOLE    SHARED    NONE
                                                                           (A)    (B)     (C)                (A)     (B)      (C)
-----------------  --------------  ---------  ------------  ------------  -----  ------  ------  --------  -------  -------  -------

DOUBLECLICK INC        CORP B      258609AC0        530134    550000 N X                           GRAP     550000        0        0

APPLE COMPUTER
 INC                   OTC EQ      037833100       1060500     75000 N X                           GRAP      75000        0        0

ADC TELECOMMUNI-
 CATIONS INC           OTC EQ      000886101        208060    101000 N X                           GRAP     101000        0        0

ADVANCED DIGITAL
 INFORMATI             OTC EQ      007525108        275600     40000 N X                           GRAP      40000        0        0

AUTODESK INC.          OTC EQ      052769106       1907500    125000 N X                           GRAP     125000        0        0

APPLIED
 MATERIALS INC         OTC EQ      038222105       1635400    130000 N X                           GRAP     130000        0        0

AOL TIME WARNER
 INC                   COMMON      00184A105        543000     50000 N X                           GRAP      50000        0        0

APOLLO GROUP INC
 - CL A                OTC EQ      037604105       1247500     25000 N X                           GRAP      25000        0        0

AMERICAN
 STANDARD
 COMPANIE              COMMON      029712106       1038427     15100 N X                           GRAP      15100        0        0

ACTIVISION INC
 NEW                   OTC EQ      004930202        939250     65000 N X                           GRAP      65000        0        0

ATI TECHOLOGIES
 INC                   OTC EQ      001941103        771000    150000 N X                           GRAP     150000        0        0

AUDIOCODES LTD
 ORD                   OTC EQ      M15342104        478104    181100 N X                           GRAP     181100        0        0

AT&T WIRELESS
 SERVICES INC          COMMON      00209A106        660000    100000 N X                           GRAP     100000        0        0

BJS WHOLESALE
 CLUB INC              COMMON      05548J106        904000     80000 N X                           GRAP      80000        0        0

BINDVIEW
 DEVELOPMENT CORP      OTC EQ      090327107       1040000    800000 N X                           GRAP     800000        0        0

CITIGROUP INC          COMMON      172967101       1036945     30100 N X                           GRAP      30100        0        0

C-COR.NET
 CORPORATION           OTC EQ      125010108        346830    105100 N X                           GRAP     105100        0        0

CADENCE DESIGN
 SYSTEMS INC           COMMON      127387108       1750000    175000 N X                           GRAP     175000        0        0

CDW COMPUTER
 CENTERS INC           OTC EQ      125129106        408000     10000 N X                           GRAP      10000        0        0

CHIPPAC INC CL A       OTC EQ      169657103        522000    145000 N X                           GRAP     145000        0        0

COMPUTER NETWORK
 TECHNOLOG             OTC EQ      204925101        275200     40000 N X                           GRAP      40000        0        0

COMVERSE
 TECHNOLOGY INC        OTC EQ      205862402       1753050    155000 N X                           GRAP     155000        0        0

3COM CORP              OTC EQ      885535104       1968400    400000 N X                           GRAP     400000        0        0

COMPUWARE CORP         OTC EQ      205638109        237300     70000 N X                           GRAP      70000        0        0

CIRRUS LOGIC INC       OTC EQ      172755100        904500    450000 N X                           GRAP     450000        0        0

CENTILLIUM COMM
 INC                   OTC EQ      152319109        446715    110300 N X                           GRAP     110300        0        0

DOUBLECLICK INC        OTC EQ      258609304        388500     50000 N X                           GRAP      50000        0        0

DOCENT INC             OTC EQ      25608L502        341121    139233 N X                           GRAP     139233        0        0

DIGITAL
 GENERATION
 SYSTEMS               OTC EQ      253921100        121920     48000 N X                           GRAP      48000        0        0

ENTRUST INC            OTC EQ      293848107        901500    360600 N X                           GRAP     360600        0        0

EPRESENCE INC          OTC EQ      294348107       1195100    629000 N X                           GRAP     629000        0        0

E-SYNC NETWORKS
 INC                   OTC EQ      269156105           709     88637 N X                           GRAP      88637        0        0

EXAR CORP              OTC EQ      300645108        636771     50100 N X                           GRAP      50100        0        0

EXE TECHNOLOGIES
 INC                   OTC EQ      301504601        105808     38900 N X                           GRAP      38900        0        0

FAIRCHILD
 SEMICONDUCTOR IN      COMMON      303726103       1569000    150000 N X                           GRAP     150000        0        0

FIRST DATA CORP        COMMON      319963104       1480400     40000 N X                           GRAP      40000        0        0

FREEMARKETS INC        OTC EQ      356602102        273500     50000 N X                           GRAP      50000        0        0

GLENAYRE TECHNOL-
 OGIES INC             OTC EQ      377899109        298323    342900 N X                           GRAP     342900        0        0

GENERAL MOTORS
 CORP CL H             COMMON      370442832       1680000    150000 N X                           GRAP     150000        0        0

HIBERNIA CORP-
 CL A                  COMMON      428656102        593600     35000 N X                           GRAP      35000        0        0

HI / FN INC            OTC EQ      428358105       1618400    340000 N X                           GRAP     340000        0        0

HUTCHINSON
 TECHNOLOGY INC        OTC EQ      448407106        370800     15000 N X                           GRAP      15000        0        0

INTL BUSINESS
 MACHINES COR          COMMON      459200101       1960750     25000 N X                           GRAP      25000        0        0

IMAX CORP              OTC EQ      45245E109         48900     10000 N X                           GRAP      10000        0        0

INTEL CORP             OTC EQ      458140100       1872200    115000 N X                           GRAP     115000        0        0

INVISION
 TECHNOLOGIES INC      OTC EQ      461851107        224700     10000 N X                           GRAP      10000        0        0

JONES APPAREL
 GROUP INC             COMMON      480074103       1097200     40000 N X                           GRAP      40000        0        0

LEAPFROG
 ENTERPRISES INC       COMMON      52186N106        238400     10000 N X                           GRAP      10000        0        0

LEGATO SYSTEMS
 INC                   OTC EQ      524651106        897750    175000 N X                           GRAP     175000        0        0

LEXMARK
 INTERNATIONAL
 INC                   COMMON      529771107        669500     10000 N X                           GRAP      10000        0        0

MCDATA CORP            OTC EQ      580031201        644250     75000 N X                           GRAP      75000        0        0

MOTOROLA INC           COMMON      620076109       1115100    135000 N X                           GRAP     135000        0        0

MICROSOFT CORP         OTC EQ      594918104        605250     25000 N X                           GRAP      25000        0        0

METASOLV INC           OTC EQ      59139P104        209024    147200 N X                           GRAP     147200        0        0

MGIC INVESTMENT
 CORP-WIS              COMMON      552848103        981750     25000 N X                           GRAP      25000        0        0

MAXTOR CORP NEW        COMMON      577729205        140750     25000 N X                           GRAP      25000        0        0

NETEGRITY INC          OTC EQ      64110P107       1910650    515000 N X                           GRAP     515000        0        0

NETOPIA INC            OTC EQ      64114K104        534450    356300 N X                           GRAP     356300        0        0

NUANCE
 COMMUNICATIONS
 INC                   OTC EQ      669967101         54500     25000 N X                           GRAP      25000        0        0

NVIDIA CORP            OTC EQ      67066G104       1481200    115000 N X                           GRAP     115000        0        0

OAK TECHNOLOGY
 INC                   OTC EQ      671802106        503025    142500 N X                           GRAP     142500        0        0

OMNICOM GROUP
 INC                   COMMON      681919106       1895950     35000 N X                           GRAP      35000        0        0

PINNACOR INC           OTC EQ      723487104        337086    276300 N X                           GRAP     276300        0        0

PLUMTREE
 SOFTWARE INC          OTC EQ      72940Q104       1340000    335000 N X                           GRAP     335000        0        0

PARAMETRIC
 TECHNOLOGY CORP       OTC EQ      699173100        870170    401000 N X                           GRAP     401000        0        0

PREDICTIVE SYS
 INC                   OTC EQ      74036W102        323128   1242800 N X                           GRAP    1242800        0        0

PERVASIVE
 SOFTWARE INC          OTC EQ      715710109         57405     12900 N X                           GRAP      12900        0        0

RADWARE LTD            OTC EQ      M81873107       3400250    335000 N X                           GRAP     335000        0        0

RETEK INC              OTC EQ      76128Q109       2885000    500000 N X                           GRAP     500000        0        0

ROXIO INC              OTC EQ      780008108       1860000    300000 N X                           GRAP     300000        0        0

SEACHANGE
 INTERNATIONAL IN      OTC EQ      811699107       2422050    335000 N X                           GRAP     335000        0        0

SEMICONDUCTOR
 HOLDRS TR             COMMON      816636203        230900     10000 N X                           GRAP      10000        0        0

S1 CORP                OTC EQ      78463B101        985088    192400 N X                           GRAP     192400        0        0

STORAGENETWORKS
 INC                   OTC EQ      86211E103        314910    349900 N X                           GRAP     349900        0        0

SWITCHBOARD INC        OTC EQ      871045100        983781    350100 N X                           GRAP     350100        0        0

SYSCO CORP             COMMON      871829107       1017600     40000 N X                           GRAP      40000        0        0

3DFX INTERACTIVE
 INC                   OTC EQ      88553X103          2214    402500 N X                           GRAP     402500        0        0

TERAYON
 COMMUNICATION SYST    OTC EQ      880775101        560880    328000 N X                           GRAP     328000        0        0

24/7 MEDIA INC         OTC EQ      901314104        103943    335300 N X                           GRAP     335300        0        0

THQ INC NEW            OTC EQ      872443403       1632375    125000 N X                           GRAP     125000        0        0

TMP WORLDWIDE INC      OTC EQ      872941109       1073000    100000 N X                           GRAP     100000        0        0

***TAIWAN
 SEMICONDUCTOR MF      COMMON      874039100       1846800    270000 N X                           GRAP     270000        0        0

MICROTUNE INC DEL      OTC EQ      59514P109        844000    400000 N X                           GRAP     400000        0        0

ULTRATECH
 STEPPER INC           OTC EQ      904034105        597500     50000 N X                           GRAP      50000        0        0

VIXEL CORP DEL         OTC EQ      928552108         32000     10000 N X                           GRAP      10000        0        0

VISUAL NETWORKS
 INC                   OTC EQ      928444108        742893    479286 N X                           GRAP     479286        0        0

AUDIOVOX CORP
 CL A                  OTC EQ      050757103         80333     10900 N X                           GRAP      10900        0        0

VERISIGN INC           OTC EQ      92343E102       1616900    185000 N X                           GRAP     185000        0        0

              AGGREGATE COLUMN TOTALS:            77708372